FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of financial assets

	December 31,	December 31,
	2018	2017
Trade and other receivables (Note 18)	37,143	28,017

Accounts receivable, related parties (Note 31)	8,930	11,360

Cash and Cash equivalents (Note 14)	84,075	30,586
Other financial assets:
Financial assets at fair value through profit or loss:
Securities held by MTS Bank	22,487	—
Assets in Sistema Capital trust management	11,644	9,600
Currency forwards and options not designated as hedges	2,200	—
Cross-currency swaps not designated as hedges	1,077	—
Total financial assets at fair value through profit or loss	37,408	9,600

Financial assets at fair value through OCI:
Cross-currency swaps designated as cash flow hedges	2,797	8,403
Notes	70	57
Total financial assets at fair value through OCI	2,867	8,460

Financial assets at amortized cost:
Deposits and loans issued	83,865	33,251
Notes	31,165	8,480
Other	2,579	1,810
Total financial assets at amortized cost	117,609	43,541

Total other financial assets	157,884	61,601

Total financial assets	288,032	131,564
Total current financial assets	(230,642)	(120,719)

Total non-current financial assets	57,390	10,845

Schedule of financial liabilities

	December 31,	December 31,
	2018	2017
Trade and other payables	53,623	47,314

Accounts payable, related parties (Note 31)	1,301	1,102

Financial liabilities at amortized cost:
Loans and borrowings:
Bank and other loans	250,780	182,937
Lease obligations	160,552	11,857
Notes	117,355	108,776
MTS Bank deposits and liabilities	111,454	—
Total loans and borrowings	640,141	303,570
Guarantee payment received	—	996
Total financial liabilities at amortized cost	640,141	304,566

Other financial liabilities at fair value:
Financial liabilities at fair value through profit or loss:
Liabilities under option agreements (Note 33)	3,735	2,424
Contingent consideration and other liabilities	936	—
Interest rate swaps not designated as hedges	265	—
Currency forwards not designated as hedges	85	—
Interest rate swaps designated as cash flow hedges	—	390
Total financial liabilities at fair value through profit or loss	5,021	2,814

Financial liabilities at fair value through OCI:
Cross-currency swaps designated as cash flow hedges	—	274
Total financial liabilities at fair value through OCI	—	274
Total other financial liabilities at fair value	5,021	3,088

Total financial liabilities	700,086	356,070
Total current financial liabilities	(187,160)	(115,926)

Total non-current financial liabilities	512,926	240,144

Schedule of fair value of financial instruments

	Level of	December 31,	December 31,
	inputs	2018	2017
Assets
Sistema International Funding S.A. Bonds due in 2019 (related party) (Note 15, 31)	Level 1	70	57
Securities held by MTS Bank	Level 1	22,487	—
Derivative instruments	Level 2	6,074	8,403
Currency forwards and options		2,200	—
Cross-currency interest rate swaps		3,874	8,403
Assets in Sistema Capital trust management (related party) (Note 15, 31)	Level 2	11,644	9,600

Liabilities
Derivative instruments	Level 2	(350)	(664)
Interest rate swaps		(265)	(390)
Cross-currency interest rate swaps		—	(274)
Currency forwards		(85)	—
Liabilities under option agreements	Level 3	(3,735)	(2,424)
Contingent consideration	Level 3	(940)	(180)

Schedule of significant quantitative inputs used to measure the fair value of the liability under put option agreement

	December 31,	December 31,
Unobservable inputs	2018	2017
Post-tax discount rate	13%	13%
Revenue growth rate	0.3 – 2.0% (av. 0.9%)	0.0 – (0.5)% (av. -0.2%)
OIBDA margin	40.5-43.2% (av. 41.5%)	40.2-41.2% (av. 40.7%)

	December 31,	December 31,
Unobservable inputs	2018	2017
Discount rate	16.7%	10%
Revenue, average amount per year	660	632
OIBDA/EBITDA margin, average rate	(68)%	13%
Net debt, average amount per year	(3,079)	(129)

Schedule of borrowings, gross of debt issuance costs, where carrying value does not approximate fair value

		December 31, 2018		December 31, 2017
	Level of		Carrying		Carrying
	inputs	Fair value	value	Fair value	value
Notes (Note 24)	Level 1	(115,698)	(117,534)	(112,531)	(109,000)
Bank and other loans (Note 24)	Level 3	(251,189)	(251,188)	(183,543)	(183,787)
		(366,887)	(368,722)	(296,074)	(292,787)